Provisions - Change in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Balance on beginning	R$ 52,848
Balance on ending	57,449	R$ 52,848
Provision for legal and administrative proceedings
Provisions
Balance on beginning	21,682	20,613
Consitution / increase in provision	25,931	19,002
payment	(19,495)	(17,933)
Balance on ending	28,118	21,682
Labor
Provisions
Balance on beginning	3,312	3,173
Consitution / increase in provision	1,029	1,601
payment	(553)	(1,462)
Balance on ending	3,788	3,312
Civil
Provisions
Balance on beginning	18,370	16,423
Consitution / increase in provision	24,902	17,401
payment	(18,942)	(15,454)
Balance on ending	24,330	18,370
Tax
Provisions
Balance on beginning	0	1,017
Consitution / increase in provision	0	0
payment	0	(1,017)
Balance on ending	0	0
Provision for expected credit losses on loan commitments (i)
Provisions
Balance on beginning	31,166
Balance on ending	R$ 29,331	R$ 31,166